Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Charge for the year	$ 2,095	$ 5,316	$ 6,217
Adjustment in respect of prior yearsa	50	(68)	(221)
Current tax	2,145	5,248	5,996
Deferred tax
Origination and reversal of temporary differences in the current year	(7,826)	(1,190)	907
Adjustment in respect of prior years	1,522	(94)	242
Deferred tax expense (income) recognised in profit or loss	(6,304)	(1,284)	1,149
Tax charge (credit) on profit or loss	$ (4,159)	$ 3,964	$ 7,145